Income taxes - Net operating loss carryforwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other than PRC
Net operating loss carryforwards
Net operating loss carryforwards	¥ 87,051	¥ 11,893
PRC
Net operating loss carryforwards
2026	8,118
2027	648,012
Net operating loss carryforwards	¥ 656,130